Note 29 - Contingent Liabilities (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 70,524.1	R$ 72,055.5
Total provisions	481.0	599.2
Estimated financial effect of contingent assets	1,800.0
Effect of contingent assets recoverable tax recognized	600.0
Tax contingent liability [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	506.9	645.1
Tax contingent liability [member] | Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 10,100.0	9,300.0
Estimated financial effect of contingent liabilities, percentage reimbursement	70.00%
Tax contingent liability [member] | Beverage Associates Holding Limited [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 2,200.0	2,100.0
Tax contingent liability [member] | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	1,100.0	1,100.0
Tax contingent liability [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	548.9	533.3
Tax contingent liability [member] | Brazilian Tax authorities [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,400.0
Tax contingent liability [member] | State of Minas Gerais and Rio de Janeiro [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	7,700.0	7,700.0
Total provisions	8.3	7.8
Tax contingent liability [member] | State of Amazonas [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	499.0	479.0
Legal proceedings contingent liability [member] | Department of Federal Revenue of Brazil [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	7,200.0	7,700.0
Total provisions	52.2	45.8
Legal proceedings contingent liability [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,300.0	4,000.0
Legal proceedings contingent liability [member] | States of São Paulo, Rio de Janeiro, Minas Gerais and other States [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,000.0	2,100.0
Legal proceedings contingent liability [member] | State of Pernambuco [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	591.9	603.5
Total provisions	4.9	2.9
Tax contingent liability related to expenses [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	4,800.0	4,600.0
Legal proceedings contingent liability related to taxes paid abroad in 2010 [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	200.0
Legal proceedings contingent liability related to the disallowance of deductions with alleged unproven taxes paid in 2015 and 2016 [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	3,600.0
Tax contingent liability related to taxes paid abroad [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	10,100.0	9,500.0
Tax contingent liability related to IOC deduction [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	3,900.0
Tax contingent liability relating to Manaus Free Trade Zone - ZFM [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	4,200.0	4,900.0
Tax contingent liability relating to IPI excise taxes [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 1,700.0	R$ 1,600.0